================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number  811-10473

                     Advantage Advisers Multi-Sector Fund I
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Thomas A. DeCapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02109
                    ----------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1.   SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

SCHEDULE OF PORTFOLIO INVESTMENTS
(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            Investments in Securities - 95.00%

            U.S. Common Stock - 93.83%

              Applications Software - 1.11%
   38,030         Microsoft Corp.                                          (a)   $      944,665
                                                                                 --------------
              Casino Hotels - 0.89%
   19,280         MGM Mirage*                                              (a)          763,102
                                                                                 --------------
              Commercial Banks - Central U.S. - 1.79%
   41,700         TCF Financial Corp.                                      (a)        1,079,196
   14,692         Texas Regional Bancshares, Inc., Class A                              447,812
                                                                                 --------------
                                                                                      1,527,008
                                                                                 --------------
              Commercial Banks - Eastern U.S. - 0.35%
    2,800         M&T Bank Corp.                                                        294,448
                                                                                 --------------
              Commercial Banks - Southern U.S. - 0.35%
   32,100         Cardinal Financial Corp.*                                             301,419
                                                                                 --------------
              Commercial Banks - Western U.S. - 0.45%
    5,300         City National Corp.                                                   380,063
                                                                                 --------------
              Communications Software - 0.14%
   12,890         KongZhong Corp. - Sponsored ADR*                                      117,943
                                                                                 --------------
              Computers - 0.19%
    2,140         Research In Motion, Ltd.*                                             157,825
                                                                                 --------------
              Computers - Memory Devices - 2.21%
   12,100         Hutchinson Technology, Inc.*                                          465,971
    2,140         Komag, Inc.*                                                           60,712
   25,900         SanDisk Corp.*                                           (a)          614,607
   42,240         Seagate Technology*                                      (a)          741,312
                                                                                 --------------
                                                                                      1,882,602
                                                                                 --------------
              Computers - Peripheral Equipment - 0.04%
    3,770         TransAct Technologies, Inc.*                                           31,932
                                                                                 --------------
              Consulting Services - 0.51%
   19,010         Accenture Ltd., Class A*                                 (a)          430,957
                                                                                 --------------
              Containers - Metal / Glass - 1.16%
   39,430         Owens-Illinois, Inc.*                                    (a)          987,721
                                                                                 --------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            U.S. Common Stock (continued)

              Dental Supplies & Equipment - 0.02%
    2,400         Align Technology, Inc.*                                        $       17,688
                                                                                 --------------
              Diagnostic Kits - 0.03%
      500         Biosite, Inc.*                                                         27,495
                                                                                 --------------
              Diversified Manufacturing Operations - 0.49%
    4,310         ITT Industries, Inc.                                                  420,785
                                                                                 --------------
              Drug Delivery Systems - 1.80%
   55,800         Bentley Pharmaceuticals, Inc.*                                        611,010
   78,100         Penwest Pharmaceuticals Co.*                                          923,142
                                                                                 --------------
                                                                                      1,534,152
                                                                                 --------------
              E-Commerce / Services - 1.05%
   17,560         Ctrip.com International, Ltd. - Sponsored ADR                         893,453
                                                                                 --------------
              Electronic Components - Miscellaneous - 0.94%
   24,110         Celestica, Inc.*                                         (a)          323,074
   12,930         Jabil Circuit, Inc.*                                                  397,339
   21,550         Solectron Corp.*                                                       81,674
                                                                                 --------------
                                                                                        802,087
                                                                                 --------------
              Electronic Components - Semiconductors - 6.66%
   21,690         Altera Corp.*                                            (a)          429,896
  188,780         ARM Holdings, PLC - Sponsored ADR                        (a)        1,159,109
   35,532         Broadcom Corp., Class A*                                 (a)        1,261,741
   20,320         Intel Corp.                                                           529,539
   26,325         Monolithic Power Systems, Inc.*                                       233,766
   35,590         National Semiconductor Corp.                                          784,048
    6,890         PortalPlayer, Inc.*                                                   143,450
   40,630         Texas Instruments, Inc.                                  (a)        1,140,484
                                                                                 --------------
                                                                                      5,682,033
                                                                                 --------------
              Electronic Design Automation - 0.14%
   14,740         Magma Design Automation, Inc.*                           (a)          123,226
                                                                                 --------------
              Enterprise Software / Services - 1.19%
   76,980         Oracle Corp.*                                            (a)        1,016,136
                                                                                 --------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                     JUNE 30, 2005
SHARES                                                                               MARKET VALUE
---------                                                                           --------------
            U.S. Common Stock (continued)

              Entertainment Software - 3.54%
   52,423         Activision, Inc.*                                        (a)      $      866,028
   47,470         Take-Two Interactive Software, Inc.*                     (a)           1,208,112
   32,415         THQ, Inc.*                                               (a)             948,787
                                                                                    --------------
                                                                                         3,022,927
                                                                                    --------------
              Fiduciary Banks - 3.36%
   16,600         Investors Financial Services Corp.                       (b)             627,812
   19,100         State Street Corp.                                       (a)             921,575
   45,800         The Bank of New York Co., Inc.                           (a)(b)        1,318,124
                                                                                    --------------
                                                                                         2,867,511
                                                                                    --------------
              Finance - Auto Loans - 1.36%
   22,200         Westcorp                                                 (a)           1,163,724
                                                                                    --------------
              Finance - Credit Card - 2.52%
   26,900         Capital One Financial Corp.                              (a)           2,152,269
                                                                                    --------------
              Finance - Investment Banker / Broker - 3.96%
   20,100         Citigroup, Inc.                                          (a)             929,223
    8,000         Legg Mason, Inc.                                         (b)             832,880
    7,200         Lehman Brothers Holdings, Inc.                           (b)             714,816
   10,600         Merrill Lynch & Co., Inc.                                                583,106
    3,100         The Bear Stearns Cos, Inc.                               (b)             322,214
                                                                                    --------------
                                                                                         3,382,239
                                                                                    --------------
              Finance - Mortgage Loan / Banker - 0.33%
    7,392         Countrywide Financial Corp.                                              285,405
                                                                                    --------------
              Financial Guarantee Insurance - 1.33%
   16,300         Ambac Financial Group, Inc.                              (b)           1,137,088
                                                                                    --------------
              Health Care Cost Containment - 0.74%
   14,080         McKesson Corp.                                                           630,643
                                                                                    --------------
              Human Resources - 0.35%
   12,850         Resources Connection, Inc.*                                              298,506
                                                                                    --------------
              Independent Power Producer - 0.34%
    7,730         NRG Energy, Inc.*                                                        290,648
                                                                                    --------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            U.S. Common Stock (continued)

              Industrial Audio & Video Production - 1.12%
   43,480         Dolby Laboratories, Inc., Class A*                       (a)   $      959,169
                                                                                 --------------
              Insurance Brokers - 0.39%
   10,300         Willis Group Holdings, Ltd.                              (a)          337,016
                                                                                 --------------
              Internet Content - Entertainment - 0.01%
    1,300         Alloy, Inc.*                                                            6,682
                                                                                 --------------
              Internet Security - 0.11%
    3,180         VeriSign, Inc.*                                          (a)           91,457
                                                                                 --------------
              Investment Management / Advisory Services - 0.76%
    7,600         Alliance Capital Management Holding, L.P.                             355,224
   12,400         Eaton Vance Corp.                                                     296,484
                                                                                 --------------
                                                                                        651,708
                                                                                 --------------
              Medical - Biomedical / Genetics - 6.26%
   54,600         Alexion Pharmaceuticals, Inc.*                                      1,257,984
   24,300         Amgen, Inc.*                                                        1,469,178
  101,900         Axonyx, Inc.*                                                         135,527
    5,700         Cell Genesys, Inc.*                                                    30,495
   92,600         Genaera Corp.*                                                        157,420
   10,900         LifeCell Corp.*                                                       172,329
    1,000         Medimmune, Inc.*                                                       26,720
  117,400         Neurobiological Technologies, Inc.*                                   354,548
   30,700         Regeneron Pharmaceuticals, Inc.*                                      257,573
   40,600         Transkaryotic Therapies, Inc.*                                      1,485,148
                                                                                 --------------
                                                                                      5,346,922
                                                                                 --------------
              Medical - Drugs - 8.01%
   11,860         Angiotech Pharmaceuticals, Inc.*                                      164,380
   88,800         King Pharmaceuticals, Inc.*                              (a)          925,296
   28,700         Kos Pharmaceuticals,  Inc.*                                         1,879,850
    1,100         Medicis Pharmaceutical Corp., Class A                                  34,903
   32,140         Pfizer, Inc.                                             (a)          886,421
   35,400         Pharmion Corp.*                                                       821,634
    1,000         Sanofi-Aventis - Sponsored ADR                                         40,990
   69,400         Serono SA - Sponsored ADR                                (a)        1,109,706
   46,800         Valeant Pharmaceuticals International                    (a)          825,084

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            U.S. Common Stock (continued)

              Medical - Drugs (continued)
   21,400         Viropharma, Inc.*                                              $      148,730
                                                                                 --------------
                                                                                      6,836,994
                                                                                 --------------
              Medical - Generic Drugs - 0.48%
   21,420         Mylan Laboratories, Inc.                                              412,121
                                                                                 --------------
              Medical - HMO - 0.83%
   10,130         WellPoint, Inc.*                                                      705,453
                                                                                 --------------
              Medical - Labs & Testing Service - 0.96%
   15,460         Quest Diagnostics, Inc.                                  (a)          823,554
                                                                                 --------------
              Medical - Nursing Homes - 0.52%
   11,140         Manor Care, Inc.                                                      442,592
                                                                                 --------------
              Medical - Outpatient / Home Medical - 0.42%
   10,280         Apria Healthcare Group, Inc.*                            (a)          356,099
                                                                                 --------------
              Motion Pictures & Services - 0.21%
    6,988         DreamWorks Animation SKG, Inc., Class A*                 (a)          183,086
                                                                                 --------------
              Multi - Line Insurance - 0.71%
   10,400         American International Group, Inc.                                    604,240
                                                                                 --------------
              Networking Products - 1.28%
   42,840         Cisco Systems, Inc.*                                     (a)          818,672
   10,710         Juniper Networks, Inc.*                                               269,678
                                                                                 --------------
                                                                                      1,088,350
                                                                                 --------------
              Pharmacy Services - 0.40%
    6,460         Medco Health Solutions, Inc.*                                         344,706
                                                                                 --------------
              Property / Casualty Insurance - 1.12%
    6,600         Arch Capital Group, Ltd.*                                             297,330
    3,400         Chubb Corp.                                                           291,074
    9,300         St. Paul Travelers Companies, Inc.                                    367,629
                                                                                 --------------
                                                                                        956,033
                                                                                 --------------
              Racetracks - 0.30%
    4,590         International Speedway Corp., Class A                                 258,233
                                                                                 --------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                     JUNE 30, 2005
SHARES                                                                               MARKET VALUE
---------                                                                           --------------
            U.S. Common Stock (continued)

              Reinsurance - 1.85%
   13,500         Everest Re Group, Ltd.                                            $    1,255,500
    6,600         RenaissanceRe Holdings Ltd.                                              324,984
                                                                                    --------------
                                                                                         1,580,484
                                                                                    --------------
              Retail - Auto Parts - 0.65%
    6,000         AutoZone, Inc.*                                          (a)             554,760
                                                                                    --------------
              S & L / Thrifts - Eastern U.S. - 1.13%
   84,500         Hudson City Bancorp, Inc.                                                964,145
                                                                                    --------------
              S & L / Thrifts - Western U.S. - 0.23%
    3,100         Golden West Financial Corp.                                              199,578
                                                                                    --------------
              Semiconductor Components - Integrated Circuits - 2.76%
   37,282         Marvell Technology Group, Ltd.*                          (a)           1,418,207
  102,823         Taiwan Semiconductor Manufacturing Co., Ltd. -
                   Sponsored ADR                                                           937,744
                                                                                    --------------
                                                                                         2,355,951
                                                                                    --------------
              Semiconductor Equipment - 2.84%
   14,640         ASML Holdings N.V. - NY Registered Shares*               (a)             229,262
   25,216         FormFactor, Inc.*                                        (a)             666,207
    5,740         KLA-Tencor Corp.                                         (a)             250,838
   38,219         Tessera Technologies, Inc.*                              (a)           1,276,897
                                                                                    --------------
                                                                                         2,423,204
                                                                                    --------------
              Super - Regional Banks - U.S. - 4.17%
   16,300         Bank of America Corp.                                                    743,443
   30,000         U.S. Bancorp                                             (a)             876,000
   23,686         Wachovia Corp.                                           (a)(b)        1,174,826
   12,400         Wells Fargo & Co.                                        (a)             763,592
                                                                                    --------------
                                                                                         3,557,861
                                                                                    --------------
              Telecommunications Equipment - 0.29%
   10,290         Comverse Technology, Inc.*                                               243,359
                                                                                    --------------
              Telecommunication Equipment Fiber Optics - 0.93%
   48,000         Corning, Inc.*                                           (a)             797,760
                                                                                    --------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            U.S. Common Stock (continued)

              Telecommunication Services - 0.06%
    2,030         NeuStar, Inc.- Class A                                         $       51,968
                                                                                 --------------
              Therapeutics - 7.70%
  188,100         BioMarin Pharmaceutical, Inc.*                                      1,408,869
   52,900         DOV Pharmaceutical, Inc.*                                (a)          987,114
   12,700         Eyetech Pharmaceuticals, Inc.*                           (b)          160,528
   43,000         Gilead Sciences, Inc.*                                   (a)        1,891,570
  216,200         Guilford Pharmaceuticals, Inc.*                                       490,774
  100,800         Ista Pharmaceuticals, Inc.*                                           838,656
   38,000         Progenics Pharmaceuticals, Inc.*                                      792,680
                                                                                 --------------
                                                                                      6,570,191
                                                                                 --------------
              Transportation - Trucking - 0.75%
   12,680         Yellow Roadway Corp.*                                                 644,144
                                                                                 --------------
              Web Portals / ISP - 3.40%
    4,281         Google, Inc., Class A*                                   (a)        1,259,256
    9,200         Netease.com, Inc. - Sponsored ADR*                                    525,412
   20,330         Sina Corp.*                                              (a)          567,207
   25,170         Sohu.com, Inc.*                                                       551,727
                                                                                 --------------
                                                                                      2,903,602
                                                                                 --------------
              Wireless Equipment - 3.84%
   67,170         Motorola, Inc.                                           (a)        1,226,524
   70,270         Nokia Oyj - Sponsored ADR                                (a)        1,169,293
   34,270         Powerwave Technologies, Inc.*                                         350,240
   16,230         QUALCOMM, Inc.                                           (a)          535,752
                                                                                 --------------
                                                                                      3,281,809
                                                                                 --------------
            Total Common Stock (Cost $76,736,469)                                $   80,100,931
                                                                                 --------------

            Private Placement - 1.07%

              Commercial Banks - Western U.S. - 1.07%
   91,300         Centennial C Corp.*                                      (c)          913,000
                                                                                 --------------
            Total Private Placement (Cost $913,000)                              $      913,000
                                                                                 --------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
CONTRACTS                                                                         MARKET VALUE
---------                                                                        --------------
            Purchased Options - 0.10%

              Call Options - 0.10%

              Fiduciary Banks - 0.07%
       61         The Bank Of New York Co. Inc., 01/20/07, $20.00                $       53,680
                                                                                 --------------
              Medical - Hospitals - 0.03%
      193         Tenet Healthcare Corp., 08/20/05, $11.00                               27,985
                                                                                 --------------
              Therapeutics - 0.00%
       44         Eyetech Pharmaceuticals, Inc. - 09/17/05, $30.00                          220
       61         Eyetech Pharmaceuticals, Inc. - 09/17/05, $35.00                          305
                                                                                 --------------
                                                                                            525
                                                                                 --------------
              Total Call Options (Cost $106,956)                                         82,190
                                                                                 --------------
            Total Purchased Options (Cost $106,956)                              $       82,190
                                                                                 --------------
            Total Investments in Securities (Cost $77,756,425) - 95.00%+         $   81,096,121
                                                                                 --------------

            Other Assets, Less Liabilities - 5.00% **                                 4,271,359
                                                                                 --------------

            Net Assets - 100.00%                                                 $   85,367,480
                                                                                 ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
(b)  Security held in connection with an open put or call option contract.
(c) Security is being fair valued by a valuation committee under the direction of the Board. Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Investment Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Investment Adviser and the valuation method used by the Investment Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Investment Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.
*    Non-income producing security.
** Includes $13,131,729 invested in a PNC Bank Money Market Account, which is 15.38% of net assets.
ADR  American Depository Receipt
+ As of September 30, 2004, the aggregate cost for federal income tax purposes was $100,434,581. The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all portfolio investments were as follows:

            Excess of value over cost    $      8,521,699
            Excess of cost over value          (7,903,361)
                                         ----------------
                                         $        609,308
                                         ================

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            Securities Sold, Not Yet Purchased - (30.93%)

              U.S. Common Stock

              Airlines - (0.28%)
   16,900         Southwest Airlines Co.                                         $     (235,417)
                                                                                 --------------
              Applications Software - (0.40%)
    3,100         Citrix Systems, Inc.                                                  (67,146)
    6,030         Intuit, Inc.                                                         (272,013)
                                                                                 --------------
                                                                                       (339,159)
                                                                                 --------------
              Audio / Video Products - (0.12%)
    3,100         SONY CORP. - Sponsored ADR                                           (106,764)
                                                                                 --------------
              Auto / Truck Parts & Equipment - Original - (0.20%)
    4,730         Lear Corp.                                                           (172,077)
                                                                                 --------------
              Cable Television - (0.80%)
   30,580         DIRECTV Group, Inc.                                                  (473,990)
    6,850         EchoStar Communications Corp., Class A                               (206,528)
                                                                                 --------------
                                                                                       (680,518)
                                                                                 --------------
              Capacitors - (0.08%)
   10,870         KEMET Corp.                                                           (68,481)
                                                                                 --------------
              Commercial Banks - Central U.S. - (0.47%)
    7,900         Commerce Bancshares, Inc.                                            (398,239)
                                                                                 --------------
              Commercial Banks - Eastern U.S. - (0.58%)
    7,000         Chittenden Corp.                                                     (190,400)
   16,825         Fulton Financial Corp.                                               (302,850)
                                                                                 --------------
                                                                                       (493,250)
                                                                                 --------------
              Commercial Banks - Southern U.S. - (2.97%)
   37,400         Bancorpsouth, Inc.                                                   (882,640)
    8,900         BB&T Corp.                                                           (355,733)
   21,800         Regions Financial Corp.                                              (738,584)
   17,200         Whitney Holding Corp.                                                (561,236)
                                                                                 --------------
                                                                                     (2,538,193)
                                                                                 --------------
              Commercial Services - Finance - (0.36%)
    5,280         H&R Block, Inc.                                                      (308,088)
                                                                                 --------------
              Common Trust Fund - (1.10%)
    7,000         Regional Bank HOLDRs Trust                                           (939,120)
                                                                                 --------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            U.S. Common Stock - (continued)

              Communications Software - (0.15%)
    7,000         Inter-Tel, Inc.                                                $     (130,270)
                                                                                 --------------
              Computers - Integrated Systems - (0.11%)
    4,315         National Instruments Corp.                                            (91,478)
                                                                                 --------------
              Computers - Memory Devices - (0.95%)
   12,850         Network Appliance, Inc.                                              (363,269)
   33,180         Western Digital Corp.                                                (445,276)
                                                                                 --------------
                                                                                       (808,545)
                                                                                 --------------
              Computers - Peripheral Equipment - (0.70%)
    9,240         Lexmark International, Inc., Class A                                 (599,029)
                                                                                 --------------
              Data Processing / Management - (0.64%)
   13,630         First Data Corp.                                                     (547,108)
                                                                                 --------------
              E-Services / Consulting - (0.38%)
    6,690         Websense, Inc.                                                       (321,455)
                                                                                 --------------
              Electric Products - Miscellaneous - (0.39%)
   12,910         Molex, Inc.                                                          (336,176)
                                                                                 --------------
              Electronic Components - Miscellaneous - (0.58%)
   11,690         AVX Corp.                                                            (141,683)
   14,140         Koninklijke (Royal) Philips Electronics N.V. - NY Shares             (356,186)
                                                                                 ---------------
                                                                                       (497,869)
                                                                                 --------------
              Electronic Components - Semiconductors - (1.76%)
   23,100         Fairchild Semiconductor International, Inc.                          (340,725)
    8,150         International Rectifier Corp.                                        (388,918)
    9,010         Semtech Corp.                                                        (150,017)
    4,230         Silicon Laboratories, Inc.                                           (110,868)
   32,150         STMicroelectronics N.V. - NY Shares                                  (512,471)
                                                                                 --------------
                                                                                     (1,502,999)
                                                                                 --------------
              Electronic Connectors - (0.20%)
    4,250         Amphenol Corp., Class A                                              (170,723)
                                                                                 --------------
              Enterprise Software / Services - (1.11%)
    9,460         Computer Associates International, Inc.                              (259,961)

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            U.S. Common Stock - (continued)

              Enterprise Software / Services (continued)
   15,880         SAP AG - Sponsored ADR                                         $     (687,604)
                                                                                 --------------
                                                                                       (947,565)
                                                                                 --------------
              Entertainment Software - (0.50%)
    7,520         Electronic Arts, Inc.                                                (425,707)
                                                                                 --------------
              Food - Wholesale / Distribution - (0.32%)
    7,500         Sysco Corp.                                                          (271,425)
                                                                                 --------------
              Home Furnishings - (0.24%)
    6,070         Ethan Allen Interiors, Inc.                                          (203,406)
                                                                                 --------------
              Instruments - Scientific - (0.32%)
    7,300         Waters Corp.                                                         (271,341)
                                                                                 --------------
              Internet Infrastructure Software - (0.19%)
    3,380         F5 Networks, Inc.                                                    (159,654)
                                                                                 --------------
              Investment Management / Advisory Services - (0.40%)
   23,000         Janus Capital Group, Inc.                                            (345,920)
                                                                                 --------------
              Leisure & Recreational Products - (0.04%)
    1,130         WMS Industries, Inc.                                                  (38,138)
                                                                                 --------------
              Medical - Biomedical / Genetics - (1.91%)
    9,500         Affymetrix, Inc.                                                     (512,335)
   10,000         Celgene Corp.                                                        (407,700)
    3,100         Exact Sciences Corp.                                                   (7,068)
    3,000         Invitrogen Corp.                                                     (249,870)
    5,000         Martek Biosciences Corp.                                             (189,750)
    9,800         Myriad Genetics, Inc.                                                (153,370)
    6,700         Telik, Inc.                                                          (108,942)
                                                                                 --------------
                                                                                     (1,629,035)
                                                                                 --------------
              Medical - Drugs - (1.37%)
    6,000         Abbott Laboratories                                                  (294,060)
    4,000         Adolor Corp.                                                          (37,000)
    6,000         Bradley Pharmaceuticals, Inc.                                         (64,500)
    3,300         Elan Corp., PLC - Sponsored ADR                                       (22,506)
    5,470         Eli Lilly & Co.                                                      (304,734)
    5,200         Forest Laboratories, Inc.                                            (202,020)
    2,400         Merck & Co., Inc.                                        (b)          (73,920)

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            U.S. Common Stock - (continued)

            Medical - Drugs (continued)
    9,600       ZymoGenetics, Inc.                                               $     (168,960)
                                                                                 --------------
                                                                                     (1,167,700)
                                                                                 --------------
            Medical - Generic Drugs - (0.44%)
   19,600       Mylan Laboratories, Inc.                                               (377,104)
                                                                                 --------------
            Medical - Hospitals - (0.47%)
    7,920       Health Management Associates, Inc., Class A                            (207,345)
   16,140       Tenet Healthcare Corp.                                     (b)         (197,554)
                                                                                 --------------
                                                                                       (404,899)
                                                                                 --------------
            Medical Imaging Systems - (0.07%)
    2,500       Given Imaging, Ltd.                                                     (57,025)
                                                                                 --------------
            Medical Instruments - (0.84%)
    4,800       Edwards Lifesciences Corp.                                             (206,496)
    6,500       Medtronic, Inc.                                                        (336,635)
    4,230       Ventana Medical Systems, Inc.                                          (170,173)
                                                                                 --------------
                                                                                       (713,304)
                                                                                 --------------
            Medical Products - (1.31%)
   10,900       Baxter International, Inc.                                             (404,390)
      700       Cyberonics, Inc.                                                        (30,373)
    6,500       Stryker Corp.                                                          (309,140)
    3,300       Varian Medical Systems, Inc.                                           (123,189)
    3,300       Zimmer Holdings, Inc.                                                  (251,361)
                                                                                 --------------
                                                                                     (1,118,453)
                                                                                 --------------
            Multi - Line Insurance - (0.75%)
    5,900       Allstate Corp.                                                         (352,525)
    3,800       Hartford Financial Services Group                                      (284,164)
                                                                                 --------------
                                                                                       (636,689)
                                                                                 --------------
            Multimedia - (0.36%)
    6,250       E.W. Scripps Co., Class A                                              (305,000)
                                                                                 --------------
            Property / Casualty Insurance - (0.77%)
    3,500       Philadelphia Consolidated Holding Corp.                                (296,660)

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
            U.S. Common Stock - (continued)

            Property / Casualty Insurance (continued)
    6,600       SAFECO Corp.                                                     $     (358,644)
                                                                                 --------------
                                                                                       (655,304)
                                                                                 --------------
            Publishing - Newspapers - (0.55%)
    3,710       Dow Jones & Co., Inc.                                                  (131,519)
    9,720       Tribune Co.                                                            (341,950)
                                                                                 --------------
                                                                                       (473,469)
                                                                                 --------------
            Publishing - Periodicals - (0.07%)
    2,590       Dex Media, Inc.                                                         (63,222)
                                                                                 --------------
            Registered Investment Company - (1.61%)
    5,000       Financial Select Sector SPDR Fund                                      (147,350)
   10,300       SPDR Trust Series 1                                                  (1,227,554)
                                                                                 --------------
                                                                                     (1,374,904)
                                                                                 --------------
            Reinsurance - (0.35%)
    4,700       PartnerRe Ltd.                                                         (302,774)
                                                                                 --------------
            Semiconductor Components - Integrated Circuits - (1.04%)
    5,080       Integrated Circuit Systems, Inc.                                       (104,851)
    8,260       Maxim Integrated Products, Inc.                                        (315,615)
   15,520       Power Integrations, Inc.                                               (334,766)
   13,320       Semiconductor Manufacturing International Corp. -
                  Sponsored ADR                                                        (137,196)
                                                                                 --------------
                                                                                       (892,428)
                                                                                 --------------
            Telephone - Integrated - (1.14%)
   14,470       BellSouth Corp.                                                        (384,468)
   20,160       SBC Communications, Inc.                                               (478,800)
    2,800       Telephone and Data Systems, Inc.                                       (114,268)
                                                                                 --------------
                                                                                       (977,536)
                                                                                 --------------
            Therapeutics - (1.18%)
   11,200       Amylin Pharmaceuticals, Inc.                                           (234,416)
    2,400       AtheroGenics, Inc.                                                      (38,352)
    9,700       Bioenvision, Inc.                                                       (70,616)
    9,700       Dendreon Corp.                                                          (50,731)
    8,300       Genta, Inc.                                                              (9,794)
      600       ImClone Systems, Inc.                                                   (18,582)

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                                                                                  JUNE 30, 2005
SHARES                                                                            MARKET VALUE
---------                                                                        --------------
              U.S. Common Stock - (continued)

              Therapeutics (continued)
    5,400         Nabi Biopharmaceuticals                                        $      (82,242)
    4,000         Neurocrine Biosciences, Inc.                                         (168,240)
    7,900         Onyx Pharmaceuticals, Inc.                                           (188,652)
    5,500         Pharmacyclics, Inc.                                                   (41,305)
   10,700         Trimeris, Inc.                                                       (106,786)
                                                                                 --------------
                                                                                     (1,009,716)
                                                                                 --------------
              Travel Services - (0.17%)
    7,130         Sabre Holdings Corp., Class A                                        (142,244)
                                                                                 --------------
              Web Portals / ISP - (0.19%)
   18,890         EarthLink, Inc.                                                      (163,587)
                                                                                 --------------
            Total Securities Sold, Not Yet Purchased
              (Proceeds $26,654,343)+                                            $  (26,412,507)
                                                                                 ==============

(b)  Security held in connection with an open put or call option contract.
ADR  American Depository Receipt
+ As of September 30, 2004, the aggregate cost for federal income tax purposes was $(33,571,270). The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all securities sold, not yet purchased was as follows:

            Excess of value over cost       $     1,831,190
            Excess of cost over value            (2,918,469)
                                            ---------------
                                            $    (1,087,279)
                                            ===============

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

SCHEDULE OF WRITTEN OPTIONS
(Unaudited)

                                                                                  JUNE 30, 2005
CONTRACTS                                                                         MARKET VALUE
---------                                                                        --------------
            Written Options - (0.36%)

              Call Options - (0.23%)

              Finance - Investment Banker / Broker - (0.14%)
       43         Legg Mason, Inc., 08/20/05, $85.00                                    (88,580)
       31         The Bear Stearns Cos., Inc., 10/22/05, $95.00                         (34,720)
                                                                                 --------------
                                                                                       (123,300)
                                                                                 --------------
              Financial Guarantee Insurance - (0.06%)
       36         Ambac Financial Group Inc., 11/19/05, $75.00                           (8,280)
       49         Ambac Financial Group Inc., 01/21/06, $65.00                          (43,120)
                                                                                 --------------
                                                                                        (51,400)
                                                                                 --------------
              Medical - Drugs - (0.02%)
       24         Merck & Co. Inc. -  01/20/07, $27.50                                  (12,720)
                                                                                 --------------
              Super - Regional Banks - U.S. - (0.01%)
       35         Wachovia Corp., 10/22/05, $50.00                                       (6,300)
                                                                                 --------------
              Total Call Options (Premiums $93,503)                                    (193,720)
                                                                                 --------------
              Put Options - (0.13%)
              Commercial Banks - Central U.S. - (0.02%)
      217         Amegy Bancorp, Inc., 11/19/05, $17.50                          $      (11,935)
                                                                                 --------------
              Fiduciary Banks - (0.05%)
       98         Investors Financial Services, Corp., 01/21/06, $40.00                 (46,060)
                                                                                 --------------
              Finance - Investment Banker / Broker - (0.02%)
       43         Legg Mason Inc., 08/20/05, $90.00                                      (4,730)
       37         The Bear Stearns Cos., Inc. 10/22/05, $100.00                         (10,360)
                                                                                 --------------
                                                                                        (15,090)
                                                                                 --------------
              Financial Guarantee Insurance - (0.03%)
       49         Ambac Financial Group Inc., 08/20/05, $75.00                          (27,930)
                                                                                 --------------
              Medical - Drugs - (0.01%)
       24         Merck & Co. Inc. -  01/20/07, $27.50                                   (5,760)
                                                                                 --------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND 1

(Unaudited)

                  Written Options (continued)
                  Total Put Options (Premiums $108,100)                                (106,775)
                                                                                 --------------
              Total Written Options (Premiums $201,603)+                         $     (300,495)
                                                                                 ==============

+ As of September 30, 2004, the aggregate cost for federal income tax purposes was $191,829. The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all written options was as follows:

            Excess of value over cost       $         7,665
            Excess of cost over value              (255,811)
                                            ---------------
                                            $      (248,146)
                                            ===============

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   Advantage Advisers Multi-Sector Fund I

By (Signature and Title)*      /s/  Bryan McKigney
                               ---------------------------------------
                               Bryan McKigney, Chief Executive Officer
                               (principal executive officer)

Date  August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/  Bryan McKigney
                               ---------------------------------------
                               Bryan McKigney, Chief Executive Officer
                               and Principal Financial Officer
                               (principal executive officer
                               and principal financial officer)

Date  August 26, 2005

* Print the name and title of each signing officer under his or her signature.